Investments in associates and joint arrangements - Associates (Details) € in Millions, ₨ in Billions, Ksh in Billions	12 Months Ended
	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)		Mar. 31, 2022 EUR (€)		Mar. 31, 2024 KES (Ksh)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 KES (Ksh)	Mar. 31, 2023 INR (₨)	Mar. 31, 2021 EUR (€)
Investments in associates and joint arrangements
Investment in associates	€ 1,829	€ 1,501
Equity	60,998	64,483		€ 57,073						€ 57,768
Dividends received from associates and joint ventures	€ 442	617	[1]	638	[1]
Adoption of IAS 29
Investments in associates and joint arrangements
Equity				565
After adoption of IAS 29
Investments in associates and joint arrangements
Equity				57,638
TPG Telecom [Member]
Investments in associates and joint arrangements
Joint venture ownership interest	25.05%
Indus Towers Limited
Investments in associates and joint arrangements
Joint venture ownership interest	21.00%
All associates
Investments in associates and joint arrangements
Investment in associates	€ 1,829	1,501
Operating profit, profit before taxation increased	€ 283	€ 233		400
Safaricom Limited
Investments in associates and joint arrangements
Percentage of shareholding in associate	39.90%	39.90%
Fair value of investment in associate	€ 1,996	€ 2,012				Ksh 284		Ksh 290
Investment in associates	627	509
Operating profit, profit before taxation increased	159	195		217
Impact of hyperinflationary accounting on other comprehensive income in entity accounted for using the equity method	76	127
Dividends received from associates and joint ventures	€ 0	€ 75
Indus Towers Limited
Investments in associates and joint arrangements
Percentage of shareholding in associate	21.00%	21.00%
Fair value of investment in associate	€ 1,833	€ 908					₨ 165		₨ 81
Investment in associates	1,104	908
Operating profit, profit before taxation increased	140	50		178
Dividends received from associates and joint ventures	122	250		170
Other Associates [Member]
Investments in associates and joint arrangements
Investment in associates	98	84
Operating profit, profit before taxation increased	€ (16)	€ (12)		€ 5

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.